Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020
Disclosure Of Financial Instruments [Line Items]
Remeasurement	$ (15,107)	$ 288
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance	45,166	$ 45,166	$ 45,166
Amount used during the period	(184)		(988)
Remeasurement	(15,107)		(1,380)
Closing balance	$ 29,875		$ 45,166